Schedules of Investments ─ IQ Ultra Short Duration ETF

January 31, 2020 (unaudited)

	Principal Amount	Value
Long - Term Bonds 99.1%

Collateralized Mortgage Obligations — 8.9%
COLT Mortgage Loan Trust
Series 2019-4 A1, 2.579%, due 11/25/49‡(a)	$222,716	$224,503
Federal Home Loan Mortgage Corporation
Series 4754 FM, 1.976%, due 2/15/48(a)	483,364	479,305
Federal National Mortgage Association
2.111%, due 10/25/39(a)	1,066,343	1,066,279
Series 2012-17 GF, 2.111%, due 7/25/40(a)	1,095,442	1,095,144
Series 2013-125 BF, 2.061%, due 10/25/41(a)	1,635,507	1,631,711
Total Collateralized Mortgage Obligations
(Cost $4,497,013)		4,496,942

Commercial Asset-Backed Securities — 9.5%
Apidos CLO, (Cayman Islands)
Series 2015-20A A1RA, 2.943%, due 7/16/31‡(a)	300,000	299,435
Bain Capital Credit CLO Ltd., (Cayman Islands)
Series 2016-2A BR, 3.631%, due 1/15/29‡(a)	250,000	250,197
Benefit Street Partners CLO Ltd., (Cayman Islands)
Series 2014-IVA A1RR, 3.069%, due 1/20/29‡(a)	250,000	250,171
ELFI Graduate Loan Program LLC
Series 2019-A A, 2.540%, due 3/25/44‡	231,497	232,441
Ford Credit Floorplan Master Owner Trust
Series 2019-3 A2, 2.276%, due 9/15/24(a)	446,000	448,854
HPS Loan Management Ltd., (Cayman Islands)
Series 2019-16 A2R, 3.569%, due 1/20/28‡(a)	250,000	250,349
Neuberger Berman CLO, (Cayman Islands)
Series 2013-15A BR, 3.481%, due 10/15/29‡(a)	400,000	400,265
Octagon Investment Partners 30 Ltd., (Cayman Islands)
Series 2017-1A A2, 3.519%, due 3/17/30‡(a)	250,000	250,113
Palmer Square CLO Ltd., (Cayman Islands)
Series 2015-2A A1RA, 2.894%, due 7/20/30‡(a)	500,000	500,000
Palmer Square Loan Funding Ltd., (Cayman Islands)
Series 2019-3A A2, 3.499%, due 8/20/27‡(a)	300,000	299,128
Regatta Funding Ltd., (Cayman Islands)
Series 2016-1A BR, 3.269%, due 7/20/28‡(a)	500,000	498,997
Shackleton CLO Ltd., (Cayman Islands)
Series 2019-15A B, 3.903%, due 1/15/30‡(a)	500,000	502,533
TICP CLO Ltd., (Cayman Islands)
Series 2018-10A A, 2.819%, due 4/20/31‡(a)	300,000	298,041
TRESTLES CLO II Ltd., (Cayman Islands)
Series 2018-2A A2, 3.464%, due 7/25/31‡(a)	275,000	273,665
Total Commercial Asset-Backed Securities
(Cost $4,738,310)		4,754,189

	Principal Amount	Value
Commercial Mortgage-Backed Securities — 3.5%
BX Commercial Mortgage Trust
Series 2019-IMC A, 2.676%, due 4/15/34‡(a)	$391,682	$391,805
Series 2019-XL A, 2.596%, due 10/15/36‡(a)	850,000	852,686
CAMB Commercial Mortgage Trust
Series 2019-LIFE A, 2.746%, due 12/15/37‡(a)	500,000	501,097
Total Commercial Mortgage-Backed Securities
(Cost $1,743,617)		1,745,588

Corporate Bonds — 72.0%

Advertising — 0.9%
Interpublic Group of Cos., Inc. (The)
3.500%, due 10/1/20	466,000	470,864

Aerospace/Defense — 0.4%
BAE Systems Holdings, Inc., (United Kingdom)
2.850%, due 12/15/20‡	195,000	196,468

Auto Manufacturers — 11.0%
American Honda Finance Corp.
2.238%, due 6/11/21(a)	570,000	571,442
BMW US Capital LLC, (Germany)
2.258%, due 4/12/21‡(a)	570,000	571,455
Daimler Finance North America LLC, (Germany)
2.810%, due 2/15/22‡(a)	784,000	791,769
Ford Motor Credit Co. LLC
3.087%, due 1/9/23	200,000	201,740
4.063%, due 11/1/24	325,000	335,097
General Motors Financial Co., Inc.
3.271%, due 6/30/22(a)	422,000	425,202
3.700%, due 11/24/20	253,000	256,326
Harley-Davidson Financial Services, Inc.
2.395%, due 5/21/20‡(a)	433,000	433,476
Nissan Motor Acceptance Corp.
2.150%, due 7/13/20‡	340,000	340,630
3.650%, due 9/21/21‡	272,000	278,406
Toyota Motor Credit Corp.
2.164%, due 10/7/21(a)	864,000	865,909
Volkswagen Group of America Finance LLC, (Germany)
2.795%, due 9/24/21‡(a)	430,000	433,183
		5,504,635

Banks — 22.1%
Australia & New Zealand Banking Group Ltd., (Australia)
2.385%, due 11/21/22‡(a)	674,000	677,562
Bank of America Corp.
2.999%, due 10/21/22(a)	759,000	769,429
Bank of Montreal, (Canada)
2.709%, due 8/27/21(a)	749,000	756,536
BNP Paribas SA, (France)
2.284%, due 8/7/21‡(a)	390,000	390,048
Citigroup, Inc.
2.953%, due 8/2/21(a)	680,000	688,941
Credit Suisse Group Funding Guernsey Ltd., (Switzerland)
3.450%, due 4/16/21	650,000	662,407
Goldman Sachs Group, Inc. (The)
3.680%, due 2/25/21(a)	763,000	775,451

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Banks (continued)
HSBC Holdings PLC, (United Kingdom)
2.504%, due 5/18/21(a)	$500,000	$498,750
J.P. Morgan Chase & Co.
4.500%, due 1/24/22	700,000	737,581
Mitsubishi UFJ Financial Group, Inc., (Japan)
3.787%, due 3/1/21(a)	593,000	603,360
Mizuho Financial Group, Inc., (Japan)
2.737%, due 9/13/23(a)	200,000	201,254
3.027%, due 9/13/21(a)	480,000	485,974
Morgan Stanley
3.750%, due 2/25/23	429,000	453,051
Royal Bank of Canada, (Canada)
2.196%, due 1/17/23(a)	700,000	702,441
Toronto-Dominion Bank (The), (Canada)
2.437%, due 12/1/22(a)	710,000	713,622
Truist Bank
2.294%, due 10/26/21(a)	763,000	763,685
Wells Fargo & Co.
2.625%, due 7/22/22	610,000	622,144
Westpac Banking Corp., (Australia)
2.233%, due 1/13/23(a)	600,000	599,255
		11,101,491

Beverages — 0.7%
Keurig Dr Pepper, Inc.
3.551%, due 5/25/21	329,000	336,639

Building Materials — 0.3%
Fortune Brands Home & Security, Inc.
3.000%, due 6/15/20	169,000	169,544

Chemicals — 1.8%
Albemarle Corp.
2.941%, due 11/15/22‡(a)	450,000	450,767
Nutrien Ltd., (Canada)
4.875%, due 3/30/20	464,000	466,324
		917,091

Commercial Services — 0.3%
Global Payments, Inc.
3.800%, due 4/1/21	169,000	172,302

Computers — 2.2%
Dell International LLC / EMC Corp.
4.420%, due 6/15/21‡	512,000	527,519
Hewlett Packard Enterprise Co.
2.567%, due 3/12/21(a)	586,000	588,208
		1,115,727

Diversified Financial Services — 2.8%
American Express Co.
2.519%, due 5/20/22(a)	332,000	336,060
GE Capital International Funding Co. Unlimited Co.
2.342%, due 11/15/20	480,000	481,431
TD Ameritrade Holding Corp.
2.193%, due 11/1/21(a)	586,000	585,179
		1,402,670

Electric — 2.6%
Eversource Energy
2.500%, due 3/15/21	252,000	254,276
NextEra Energy Capital Holdings, Inc.
2.630%, due 2/25/22(a)	481,000	484,779

	Principal Amount	Value
Corporate Bonds (continued)

Electric (continued)
Sempra Energy
2.400%, due 3/15/20	$108,000	$108,006
Southern Power Co.
Series E, 2.500%, due 12/15/21	429,000	433,430
		1,280,491

Environmental Control — 0.3%
Republic Services, Inc.
5.000%, due 3/1/20	154,000	154,337

Food — 1.8%
General Mills, Inc.
2.383%, due 4/16/21(a)	710,000	711,825
JM Smucker Co. (The)
2.500%, due 3/15/20	179,000	179,128
Kraft Heinz Foods Co.
2.800%, due 7/2/20	15,000	15,023
		905,976

Household Products/Wares — 0.6%
Reckitt Benckiser Treasury Services PLC, (United Kingdom)
2.495%, due 6/24/22‡(a)	275,000	276,037

Housewares — 0.3%
Newell Brands, Inc.
4.700%, due 8/15/20	144,000	146,012

Media — 3.9%
Charter Communications Operating LLC / Charter Communications Operating Capital
3.579%, due 7/23/20	664,000	667,809
Discovery Communications LLC
2.800%, due 6/15/20	566,000	567,100
Walt Disney Co. (The)
2.297%, due 9/1/22(a)	710,000	716,618
		1,951,527

Multi-National — 3.1%
International Bank for Reconstruction & Development, (Supranational)
2.160%, due 11/18/24	825,000	829,890
2.200%, due 9/23/22	350,000	350,197
2.250%, due 11/6/24	350,000	354,364
		1,534,451

Oil & Gas — 1.3%
Occidental Petroleum Corp.
3.360%, due 8/15/22(a)	366,000	368,068
4.850%, due 3/15/21	270,000	277,965
		646,033

Oil & Gas Services — 0.9%
Schlumberger Oilfield UK PLC
4.200%, due 1/15/21‡	428,000	435,064

Pharmaceuticals — 4.8%
AbbVie, Inc.
2.300%, due 5/14/21	270,000	271,692
2.545%, due 11/21/22‡(a)	599,000	604,303
Becton Dickinson and Co.
3.250%, due 11/12/20	589,000	594,700
CVS Health Corp.
2.800%, due 7/20/20	465,000	466,619

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2020 (unaudited)

	Principal Amount	Value
Corporate Bonds (continued)

Pharmaceuticals (continued)
Pfizer, Inc.
2.224%, due 9/15/23(a)	$481,000	$481,243
		2,418,557

Pipelines — 3.6%
Energy Transfer Operating LP
4.650%, due 6/1/21	354,000	363,610
Enterprise Products Operating LLC
3.350%, due 3/15/23	332,000	345,706
MPLX LP
2.785%, due 9/9/21(a)	586,000	587,465
Plains All American Pipeline LP / PAA Finance Corp.
5.000%, due 2/1/21	520,000	531,166
		1,827,947

REITS — 3.1%
ERP Operating LP
3.000%, due 4/15/23	871,000	901,812
Realty Income Corp.
3.250%, due 10/15/22	635,000	657,303
		1,559,115

Telecommunications — 2.4%
AT&T, Inc.
2.781%, due 7/15/21(a)	665,000	671,716
Telefonica Emisiones SA, (Spain)
5.134%, due 4/27/20	535,000	539,018
		1,210,734

Transportation — 0.8%
FedEx Corp.
3.400%, due 1/14/22	262,000	269,851
Union Pacific Corp.
1.800%, due 2/1/20	153,000	152,992
		422,843

Total Corporate Bonds
(Cost $36,057,480)		36,156,555

United States Government Agency Mortgage-Backed Securities — 5.2%

Sovereign — 5.2%
Federal Home Loan Banks
2.050%, due 9/26/24	450,000	450,390
2.125%, due 12/30/24	250,000	250,125
Federal Home Loan Mortgage Corporation
1.850%, due 1/20/23	700,000	700,341
1.970%, due 2/6/25	500,000	500,006
2.100%, due 1/17/25	475,000	475,270
Federal National Mortgage Association
2.000%, due 1/24/25	250,000	250,259
		2,626,391
Total United States Government Agency Mortgage-Backed Securities
(Cost $2,625,000)		2,626,391

	Shares	Value
Short-Term Investment — 1.5%

Money Market Fund — 1.5%
BlackRock Liquidity T-Fund, 1.47%(b)
(Cost $775,965)	775,965	$775,965
Total Investments — 100.6%
(Cost $50,437,385)		50,555,630
Other Assets and Liabilities, Net — (0.6)%		(329,969)
Net Assets — 100.0%		$50,225,661

‡	May be sold to institutional investors only under Rule 144A or securities offered pursuant to section 4 (a) (2) of the Securities Act of 1933, as amended.
(a)	Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par. Rate shown is the rate in effect as of January 31, 2020.
(b)	Reflects the 7-day yield at January 31, 2020.

Schedules of Investments ─ IQ Ultra Short Duration ETF (continued)

January 31, 2020 (unaudited)

Open futures contracts outstanding at January 31, 2020:

Type	Broker	Expiration Date	Number of Contracts Purchased/ (Sold)	Notional Value at Trade Date	Notional Value at January 31, 2020	Unrealized (Depreciation)
U.S. 2 Year Note (CBT)	RBC Capital Markets	March 2020	(30)	$(6,468,936)	$(6,490,781)	$(21,845)

Cash posted as collateral to broker for futures contracts was $16,200 at January 31, 2020.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2020. For more information on the valuation techniques, and their aggregation into the levels used in the table below, please refer to the Fund's most recent semi-annual or annual financial statements.

Description	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Investments in Securities:(c)
Collateralized Mortgage Obligations	$–	$4,496,942	$–	$4,496,942
Commercial Asset-Backed Securities	–	4,754,189	–	4,754,189
Commercial Mortgage-Backed Securities	–	1,745,588	–	1,745,588
Corporate Bonds	–	36,156,555	–	36,156,555
United States Government Agency Mortgage-Backed Securities	–	2,626,391	–	2,626,391
Short-Term Investment:
Money Market Fund	775,965	–	–	775,965
Total Investments in Securities	$775,965	$49,779,665	$–	$50,555,630

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments:(d)
Futures Contracts	$(21,845)	$–	$–	$(21,845)

(c)	For a complete listing of investments and their industries, see the Schedules of Investments.
(d)	Reflects the unrealized appreciation (depreciation) of the instruments.